CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	CNY (¥) shares	USD ($) shares
Balance as of beginning of year at Dec. 31, 2019	¥ 149				¥ 213,079						¥ (348,498)		¥ (135,270)
Balance as of beginning of year (in shares) at Dec. 31, 2019 | shares	215,053,763	215,053,763
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)											(37,476)		(37,476)
Share-based compensation (Note15)					79,891								79,891
Appropriation to statutory reserves (Note 18)							¥ 517				(517)
Foreign currency translation adjustment									¥ (21,861)				(21,861)
Share issuance upon IPO net of issuance cost (Note 13)	¥ 27				589,560								589,587
Share issuance upon IPO net of issuance cost (Note 13) (in shares) | shares	40,250,000	40,250,000
Conversion of contingently redeemable ordinary shares into Class A shares upon IPO (Note 12)	¥ 8				171,572								¥ 171,580
Conversion of contingently redeemable ordinary shares into Class A shares upon IPO (Note 12) (in shares) | shares	11,318,619	11,318,619
Exercise of share-based awards (Note 15) (in shares) | shares													0	0
Assets transferred under common control, net of tax (Note 17)					6,994								¥ 6,994
Accretion of contingently redeemable ordinary shares to redemption value (Note 12)					(10,792)								(10,792)
Balance as of ending of year at Dec. 31, 2020	¥ 184				1,050,304		517		(21,861)		(386,491)		642,653
Balance as of ending of year (in shares) at Dec. 31, 2020 | shares	266,622,382	266,622,382
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)											(37,051)		(37,051)
Share-based compensation (Note15)					15,175								15,175
Appropriation to statutory reserves (Note 18)							89				(89)
Foreign currency translation adjustment									(12,816)				(12,816)
Conversion of contingently redeemable ordinary shares into Class A shares upon IPO (Note 12)													(164)
Repurchase of ordinary shares (Note 14)			¥ (164)
Repurchase of ordinary shares (Note 14) (in shares) | shares			(45,000)	(45,000)
Exercise of share-based awards (Note 15)	¥ 1				476								477
Exercise of share-based awards (Note 15) (in shares) | shares	1,275,285	1,275,285
Assets transferred under common control, net of tax (Note 17)					97								97
Shares issued for share-based awards (Note 15)													(12,816)
Balance as of ending of year at Dec. 31, 2021	¥ 185				1,066,052		606		(34,677)		(423,631)		608,371
Balance as of ending of year (in shares) at Dec. 31, 2021 | shares	267,897,667	267,897,667
Balance as of ending of year, Treasury Stock (in shares) at Dec. 31, 2021 | shares			(45,000)	(45,000)
Balance as of ending of year, Treasury Stock at Dec. 31, 2021			¥ (164)										(164)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)											109,819		109,819	$ 15,922
Share-based compensation (Note15)					13,044								13,044
Appropriation to statutory reserves (Note 18)							7,361				(7,361)
Foreign currency translation adjustment									45,174				45,174	$ 6,550
Repurchase of ordinary shares (Note 14)			¥ (6,959)										(6,959)
Repurchase of ordinary shares (Note 14) (in shares) | shares			(2,139,920)	(2,139,920)
Exercise of share-based awards (Note 15)	¥ 0				3								¥ 3
Exercise of share-based awards (Note 15) (in shares) | shares	9,720	9,720											9,720	9,720
Balance as of ending of year at Dec. 31, 2022	¥ 185	$ 27			¥ 1,079,099	$ 156,455	¥ 7,967	$ 1,155	¥ 10,497	$ 1,522	¥ (321,173)	$ (46,566)	¥ 769,452	$ 111,560
Balance as of ending of year (in shares) at Dec. 31, 2022 | shares	267,907,387	267,907,387
Balance as of ending of year, Treasury Stock (in shares) at Dec. 31, 2022 | shares			(2,184,920)	(2,184,920)
Balance as of ending of year, Treasury Stock at Dec. 31, 2022			¥ (7,123)	$ (1,033)									¥ (7,123)	$ (1,033)